Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), tax benefit	$ 212,362	$ 184,785
Cash dividends paid, per share	$ 0.50	$ 0.50